DEI Document	Jul. 25, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 25, 2023
Amendment Flag	false
Entity Registrant Name	EURONET WORLDWIDE INC
Entity Central Index Key	0001029199
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31648
Entity Tax Identification Number	74-2806888
Entity Address, Address Line One	11400 Tomahawk Creek Parkway, Suite 300
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	(913)
Local Phone Number	327-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	EEFT
Security Exchange Name	NASDAQ
1.375% Senior Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.375% Senior Notes due 2026
Trading Symbol	EEFT26
Security Exchange Name	NASDAQ